UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

__	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ________ to ________

Date of Report (Date of earliest event reported):

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[ ✔ ] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

CFMT 2023-HB12, LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of sponsor: 0001796399

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Thomas Capasse

Telephone 212-257-4600
Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Schedules to this Form ABS-15G. Please see the Schedule Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SHAP 2018-1, LLC
(Sponsor)

By: /s/ Thomas Capasse

Name: Thomas Capasse

Title: President

Date: April 3, 2023

Schedule Index

Schedule Number	Schedule Description
Schedule 1	Total Exception Summary
Schedule 2	Due Diligence Sample Selection
Schedule 3	Data Integrity - MIP Rate
Schedule 4	Data Integrity - Current UPB
Schedule 5	Data Integrity - Current Interest Rate
Schedule 6	Data Integrity - Marketable Title Date
Schedule 7	Data Integrity - Loan Status
Schedule 8	Data Integrity - Maximum Claim Amount
Schedule 9	Data Integrity - Called Due Date
Schedule 10	Data Integrity - UPB at Called Due Date
Schedule 11	Data Integrity - Original Note Rate
Schedule 12	Data Integrity - Margin (for adjustable rate loans)
Schedule 13	Data Integrity - Index (for adjustable rate loans)
Schedule 14	Data Integrity - Debenture Interest Rate
Schedule 15	Data Integrity - Foreclosure First Legal Date
Schedule 16	Data Integrity - Closing Date
Schedule 17	Data Integrity - Interest Rate Type
Schedule 18	Data Integrity - FHA Case Number
Schedule 19	Data Integrity - Original Principal Limit
Schedule 20	FHA Insurance
Schedule 21	Valuation Integrity
Schedule 22	Borrower's Age
Schedule 23	BPO Results
Schedule 24	Advance 5a - Property Preservation
Schedule 25	Advance 5b - Tax & Insurance
Schedule 26	Advance 5c - Corporate Invoice Integrity
Schedule 27	Black Knight Lien Search Order
Schedule 28	Title Review
Schedule 29	Tax and Title
Schedule 30	Property Tax Itemized